Retirement Plans	12 Months Ended
Sep. 28, 2024
Retirement Plans [Abstract]
Retirement Plans

8.  Retirement Plans

The Company sponsors defined contribution retirement plans covering substantially all employees. Contributions are based upon a fixed dollar amount for employees who participate and percentages of employee contributions at specified thresholds. Contribution expense for these plans was $40 million and $40 million for fiscal 2024 and 2023, respectively.

The majority of the North American and UK defined benefit pension plans, which cover certain manufacturing facilities, are closed to future entrants. The assets of all the plans are held in a separate trustee administered fund to meet long-term liabilities for past and present employees. The majority, $68 million, of Mainland Europe’s total underfunded status relates to non-contributory pension plans within our German operations. There is no external funding for these plans although they are secured by insolvency insurance required under German law. In general, the plans provide a fixed retirement benefit not related to salaries and are closed to new entrants.

The net amount of liability recognized is included in Employee Benefit Obligations on the Consolidated Balance Sheets. The Company uses fiscal year end as a measurement date for the retirement plans.

	2024				2023
Change in Projected	North		Mainland		North		Mainland
Benefit Obligations (PBO)	America	UK	Europe	Total	America	UK	Europe	Total
Beginning of period	$218	$505	$131	$854	$252	$480	$124	$856
Service cost	—	—	4	4	—	—	4	4
Interest cost	11	28	5	44	12	26	5	43
Currency	—	40	7	47	—	54	11	65
Actuarial loss (gain)	12	(1)	5	16	(10)	(26)	(5)	(41)
Benefit settlements	—	—	(3)	(3)	(20)	—	(1)	(21)
Benefits paid	(15)	(29)	(7)	(51)	(16)	(29)	(7)	(52)
End of period	$226	$543	$142	$911	$218	$505	$131	$854

	2024				2023
Change in Fair	North		Mainland		North		Mainland
Value of Plan Assets	America	UK	Europe	Total	America	UK	Europe	Total
Beginning of period	$221	$414	$43	$678	$228	$446	$40	$714
Currency	—	35	3	38	—	51	2	53
Return on assets	42	39	1	82	29	(73)	1	(43)
Contributions	—	26	9	35	—	19	8	27
Benefit settlements	—	—	(3)	(3)	(20)	—	(1)	(21)
Benefits paid	(15)	(29)	(7)	(51)	(16)	(29)	(7)	(52)
End of period	$248	$485	$46	$779	$221	$414	$43	$678

Underfunded status	$22	$(58)	$(96)	$(132)	$3	$(91)	$(88)	$(176)

At the end of fiscal 2024, the Company had $59 million of net unrealized losses recorded in Accumulated other comprehensive loss on the Consolidated Balance Sheets. The Company expects less than $1 million to be realized in fiscal 2025.

The following table presents key weighted-average assumptions used to determine benefit obligation and benefit cost for the fiscal years ended:

	2024
	North		Mainland
(Percentages)	America	UK	Europe
Weighted-average assumptions:
Discount rate for benefit obligation	4.7	5.0	3.3
Discount rate for net benefit cost	5.6	5.0	4.2
Expected return on plan assets for net benefit costs	6.1	6.8	2.7

	2023
	North		Mainland
(Percentages)	America	UK	Europe
Weighted-average assumptions:
Discount rate for benefit obligation	5.6	5.5	4.1
Discount rate for net benefit cost	5.1	5.2	3.7
Expected return on plan assets for net benefit costs	6.1	5.7	2.6

In evaluating the expected return on plan assets, Berry considered its historical assumptions compared with actual results, an analysis of current market conditions, asset allocations, and the views of advisors. The return on plan assets is derived from target allocations and historical yield by asset type. A one quarter of a percentage point reduction of expected return on pension assets, mortality rate or discount rate applied to the pension liability would result in an immaterial change to the Company’s pension expense.

In accordance with the guidance from the FASB for employers’ disclosure about postretirement benefit plan assets the table below discloses fair values of each pension plan asset category and level within the fair value hierarchy in which it falls. There were no material changes or transfers between level 3 assets and the other levels.

Fiscal 2024 Asset Category	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$23	$—	$—	$23
U.S. large cap comingled equity funds	72	—	—	72
U.S. mid cap equity mutual funds	15	—	—	15
U.S. small cap equity & Corporate bond mutual funds	5	—	—	5
International equity mutual funds	2	113	—	115
Real estate equity investment funds	—	—	72	72
Corporate bonds	7	149	82	238
International fixed income funds	—	193	—	193
International insurance policies	—	—	46	46
Total	$124	$455	$200	$779

Fiscal 2023 Asset Category	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$23	$—	$—	$23
U.S. large cap comingled equity funds	80	—	—	80
U.S. mid cap equity mutual funds	33	—	—	33
U.S. small cap equity & Corporate bond mutual funds	2	—	—	2
International equity mutual funds	6	33	—	39
Real estate equity investment funds	—	21	105	126
Corporate bonds	—	97	70	167
International fixed income funds	6	158	—	164
International insurance policies	—	—	44	44
Total	$150	$309	$219	$678

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid for the fiscal year end:

	North America	UK	Mainland Europe	Total
2025	$17	$31	$9	$57
2026	16	32	8	56
2027	16	33	6	55
2028	17	34	8	59
2029	17	34	11	62
2030-2034	78	184	50	312

Net pension expense is recorded in Cost of goods sold and included the following components as of fiscal years ended:

	2024	2023
Service cost	$4	$4
Interest cost	44	43
Amortization of net actuarial loss	—	1
Expected return on plan assets	(42)	(46)
Net periodic benefit expense (income)	$6	$2

Our defined benefit pension plan asset allocations as of fiscal years ended are as follows:

Asset Category	2024	2023
Equity securities and equity-like instruments	35%	41%
Debt securities and debt-like	56	49
International insurance policies	6	7
Other	3	3
Total	100%	100%

The Company’s retirement plan assets are invested with the objective of providing the plans the ability to fund current and future benefit payment requirements while minimizing annual Company contributions. The retirement plans held $15 million of the Company’s stock at the end of fiscal 2024. The Company re-addresses the allocation of its investments on a regular basis.